SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE - IFRS 16 (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	Dec. 31, 2015
Non-current assets
Property and equipment		$ 4,932		$ 6,237		$ 6,719
Intangible assets		1,854		2,168		2,257
Goodwill		3,816		4,618		4,696
Deferred tax assets		197		336
Other assets		193		263
Total non-current assets		10,992		15,543
Current assets
Trade and other receivables, gross		577		755		685
Other assets		479		648
Total current assets		3,093		3,919
Assets classified as held for sale		17		22
Total assets		14,102		19,484
Equity
Equity attributable to equity owners of the parent		3,670		4,331
Non-controlling interests		(891)		(441)
Total equity		2,779	$ 3,947	3,890	[2]	$ 6,043	$ 3,894
Non-current liabilities
Financial liabilities		6,567		10,362
Provisions		110		123
Lease liabilities		1,638
Deferred tax liabilities		180		376
Other liabilities		53		83
Total non-current liabilities		6,910		10,944
Current liabilities
Trade and other payables		1,432		1,544
Other financial liabilities		1,289		1,268
Lease liabilities		361
Provisions		398		422
Other liabilities		1,290		1,401
Total current liabilities		4,409		4,635
Liabilities associated with assets held for sale		4		15
Total equity and liabilities		$ 14,102		$ 19,484
Weighted-average incremental rate applied to lease liabilities		9.62%
December 31, 2018
Non-current assets
Property and equipment		$ 4,932
Right-of-use assets		0
Intangible assets		1,854
Goodwill		3,816
Deferred tax assets		197
Other assets		193
Total non-current assets		10,992
Current assets
Trade and other receivables, gross		577
Other assets		2,516
Total current assets		3,093
Assets classified as held for sale		17
Total assets		14,102
Equity
Equity attributable to equity owners of the parent		3,670
Non-controlling interests		(891)
Total equity		2,779
Non-current liabilities
Financial liabilities		6,567
Provisions		110
Lease liabilities		0
Deferred tax liabilities		180
Other liabilities		53
Total non-current liabilities		6,910
Current liabilities
Trade and other payables		1,432
Other financial liabilities		1,289
Lease liabilities		0
Provisions		398
Other liabilities		1,290
Total current liabilities		4,409
Liabilities associated with assets held for sale		4
Total equity and liabilities		$ 14,102
Proforma Adjustment | Impact of IFRS 16
Non-current assets
Property and equipment	$ (71)
Right-of-use assets	2,023
Intangible assets	(15)
Goodwill	0
Deferred tax assets	0
Other assets	(1)
Total non-current assets	1,936
Current assets
Trade and other receivables, gross	(61)
Other assets	0
Total current assets	(61)
Assets classified as held for sale	4
Total assets	1,879
Equity
Equity attributable to equity owners of the parent	(3)
Non-controlling interests	(1)
Total equity	(4)
Non-current liabilities
Financial liabilities	(45)
Provisions	0
Lease liabilities	1,638
Deferred tax liabilities	0
Other liabilities	(9)
Total non-current liabilities	1,584
Current liabilities
Trade and other payables	(54)
Other financial liabilities	(6)
Lease liabilities	361
Provisions	(3)
Other liabilities	(3)
Total current liabilities	295
Liabilities associated with assets held for sale	4
Total equity and liabilities	1,879
Proforma Adjustment | January 1, 2019
Non-current assets
Property and equipment	4,861
Right-of-use assets	2,023
Intangible assets	1,839
Goodwill	3,816
Deferred tax assets	197
Other assets	192
Total non-current assets	12,928
Current assets
Trade and other receivables, gross	516
Other assets	2,516
Total current assets	3,032
Assets classified as held for sale	21
Total assets	15,981
Equity
Equity attributable to equity owners of the parent	3,667
Non-controlling interests	(892)
Total equity	2,775
Non-current liabilities
Financial liabilities	6,522
Provisions	110
Lease liabilities	1,638
Deferred tax liabilities	180
Other liabilities	44
Total non-current liabilities	8,494
Current liabilities
Trade and other payables	1,378
Other financial liabilities	1,283
Lease liabilities	361
Provisions	395
Other liabilities	1,287
Total current liabilities	4,704
Liabilities associated with assets held for sale	8
Total equity and liabilities	$ 15,981

[1]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).